Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
AFS	€ 89,404	€ 84,675
Fair value through profit or loss	9,080	8,597
Loans	44,591	42,653
Total	143,075	135,925
Fair value	148,570	139,834
Shares [member]
Disclosure of financial assets [line items]
AFS	409	478
Fair value through profit or loss	1,813	1,682
Total	2,221	2,161
Fair value	2,221	2,161
Debt securities [member]
Disclosure of financial assets [line items]
AFS	82,918	77,340
Fair value through profit or loss	3,934	3,913
Total	86,853	81,253
Fair value	86,853	81,253
Money market and other short-term instruments [member]
Disclosure of financial assets [line items]
AFS	5,169	5,955
Fair value through profit or loss	158	352
Total	5,327	6,307
Fair value	5,327	6,307
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	37,750	36,240
Total	37,750	36,240
Fair value	42,567	39,758
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	4,487	4,103
Total	4,487	4,103
Fair value	5,159	4,494
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	141	141
Total	141	141
Fair value	141	141
Policy loans [member]
Disclosure of financial assets [line items]
Loans	2,024	1,973
Total	2,024	1,973
Fair value	2,024	1,973
Other [member]
Disclosure of financial assets [line items]
AFS	908	902
Fair value through profit or loss	3,175	2,649
Loans	188	196
Total	4,272	3,747
Fair value	€ 4,272	€ 3,747